Risk Management	6 Months Ended
Jun. 30, 2018
Description Of Objectives Policies And Processes For Managing Risk [Abstract]
Risk Management

22. RISK MANAGEMENT

Cenovus is exposed to financial risks, including market risk related to commodity prices, foreign exchange rates, interest rates as well as credit risk and liquidity risk. A description of the nature and extent of risks arising from the Company’s financial assets and liabilities can be found in the notes to the annual Consolidated Financial Statements as at December 31, 2017. Exposure to these risks has not changed significantly since December 31, 2017.

To manage exposure to interest rate volatility, the Company entered into interest rate swap contracts related to expected future debt issuances. As at June 30, 2018, Cenovus had a notional amount of US$400 million in interest rate swaps. To mitigate the Company’s exposure to foreign exchange rate fluctuations, the Company periodically enters into foreign exchange contracts. No foreign exchange contracts were outstanding at June 30, 2018.

Net Fair Value of Risk Management Positions

As at June 30, 2018	Notional Volumes	Terms	Average Price	Fair Value Asset (Liability)
Crude Oil Contracts
Fixed Price Contracts
WTI Fixed Price	75,000 bbls/d	July – December 2018	US$49.32/bbl	(388)
Brent Collars	75,000 bbls/d	July – December 2018	US$49.00-US$59.69/bbl	(342)
WTI Collars	19,000 bbls/d	January – December 2019	US$50.00-US$62.08/bbl	(62)
WCS Differential	10,500 bbls/d	January – December 2018	US$(14.52)/bbl	19
Other Financial Positions (1)				(34)
Crude Oil Fair Value Position				(807)

Interest Rate Swaps				16

Total Fair Value				(791)

(1)Other financial positions are part of ongoing operations to market the Company’s production.

Sensitivities – Risk Management Positions

The following table summarizes the sensitivity of the fair value of Cenovus’s risk management positions to fluctuations in commodity prices and interest rates, with all other variables held constant. Management believes the fluctuations identified in the table below are a reasonable measure of volatility. The impact of fluctuating commodity prices and interest rates on the Company’s open risk management positions could have resulted in unrealized gains (losses) impacting earnings before income tax as follows:

	Sensitivity Range	Increase	Decrease
Crude Oil Commodity Price	± US$5.00 per bbl Applied to Brent, WTI and Condensate Hedges	(251)	246
Crude Oil Differential Price	± US$2.50 per bbl Applied to Differential Hedges Tied to Production	4	(4)
Interest Rate Swaps	± 50 Basis Points	42	(47)